Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Central Index Key	0000794389
Amendment Flag	false
Document Creation Date	Oct. 01, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
Multi Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Risk/Return:
Trading Symbol	ASTEX
Multi Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Risk/Return:
Trading Symbol	FSTTX
Multi Class Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Risk/Return:
Trading Symbol	ASTFX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	LTEBX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	LTXBX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	LTXCX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	LTXFX
Multi Class Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	LTEFX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	AFTEX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	TEBFX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	TEBCX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	AFTFX
Multi Class Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	TEAFX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Risk/Return:
Trading Symbol	AMHIX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class B
Risk/Return:
Trading Symbol	ABHMX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Risk/Return:
Trading Symbol	AHICX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Risk/Return:
Trading Symbol	ABHFX
Multi Class Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Risk/Return:
Trading Symbol	AHMFX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Risk/Return:
Trading Symbol	NYAAX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class B
Risk/Return:
Trading Symbol	NYABX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Risk/Return:
Trading Symbol	NYACX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Risk/Return:
Trading Symbol	NYAEX
Multi Class Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Risk/Return:
Trading Symbol	NYAFX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class A
Risk/Return:
Trading Symbol	TAFTX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class B
Risk/Return:
Trading Symbol	TECBX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class C
Risk/Return:
Trading Symbol	TECCX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class F-1
Risk/Return:
Trading Symbol	TECFX
Multi Class Prospectus | Tax-Exempt Fund of California® | Class F-2
Risk/Return:
Trading Symbol	TEFEX